Taxation (Tables)	6 Months Ended
Jun. 30, 2025
Taxation
Schedule of income tax expense

	Three months ended		Six months ended
	June 30,	June 30,	June 30,	June 30,
	2025	2024	2025	2024
	$'m	$'m	$'m	$'m

Current taxes	36.9	38.0	78.9	42.7
Deferred income taxes	(1.5)	(1.7)	(5.1)	(8.4)
Total taxation expense	35.4	36.3	73.8	34.3